Document and Entity Information	Oct. 02, 2020
Cover [Abstract]
Entity Registrant Name	Invitae Corp
Amendment Flag	true
Entity Central Index Key	0001501134
Document Type	8-K/A
Document Period End Date	Oct. 02, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36847
Entity Tax Identification Number	27-1701898
Entity Address, Address Line One	1400 16th Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	374-7782
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NVTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On October 5, 2020, Invitae Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission (the “Commission”) to report the completion of its previously announced acquisition of ArcherDX, Inc. a Delaware corporation (“ArcherDX”). At that time, the Company stated in the Original Form 8-K that it intended to file the required financial statements and pro forma financial information within 71 days from the date that such Original Form 8-K was required to be filed. On November 23, 2020, the Company filed Amendment No. 1 to the Original Form 8-K in order to include the financial statements and pro forma financial information required by parts (a) and (b) of Item 9.01 of Form 8-K (the “November 8-K/A”). This Amendment No. 2 to Current Report on Form 8-K/A further amends and supplements the Original Form 8-K to include certain additional pro forma financial information of the Company required by Item 9.01(b) of Form 8-K in connection with the Company’s acquisition of ArcherDX, as set forth below. The Original Form 8-K otherwise remains the same, as amended and supplemented by the November 8-K/A, and the Items therein, including Item 9.01, and are hereby incorporated by reference into this Current Report on Form 8-K/A.